Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 0	$ 7,030,507
Restricted cash	2,496,369	6,929,172
Trade receivables, net	2,883,417	7,021,588
Other receivables	487,238	1,273,132
Prepaid expenses	1,115,017	503,109
Due from related parties	220,568	843,510
Inventories	1,260,929	2,131,464
Marketable securities	0	955,535
Vessels held for sale	13,740,200	0
Total current assets	22,203,738	26,688,017
Fixed assets
Vessels, net	73,928,185	369,032,973
Advances for vessels under construction	10,845,000	49,971,703
Other fixed assets, net	247,605	922,565
Total fixed assets, net	85,020,790	419,927,241
Investment in affiliate	0	2,956,250
Interest rate swaps	0	66,475
Other assets	6,183	6,183
Restricted cash	10,000	6,960,000
Total Assets	107,240,711	456,604,166
Current liabilities
Trade accounts payable	2,818,241	2,766,734
Accrued expenses	3,436,607	4,012,238
Due to related parties	1,259,780	166,354
Interest rate swaps	18,700	589,896
Deferred income	221,605	233,245
Liabilities associated with vessels held for sale	47,587,119	0
Current portion of long-term debt	97,086,782	19,991,791
Total current liabilities	152,428,834	27,760,258
Long-term liabilities
Long-term debt	0	206,425,996
Interest rate swaps	0	17,369
Total long-term liabilities	0	206,443,365
Total Liabilities	$ 152,428,834	$ 234,203,623
Commitments and Contingencies
Shareholders' Equity / (Deficit)
Preferred shares, $0.001 par value; 25,000,000 authorized; none issued and outstanding	$ 0	$ 0
Class A common shares, $0.001 par value; 750,000,000 authorized; 652,873 and 664,458 issued and outstanding at December 31, 2014 and 2015, respectively	665	653
Class B common shares, $0.001 par value; 5,000,000 authorized; none issued and outstanding	0	0
Additional paid-in capital	536,225,387	535,257,729
Accumulated other comprehensive loss	0	(150,986)
Accumulated deficit	(581,414,175)	(312,706,853)
Total Shareholders' Equity / (Deficit)	(45,188,123)	222,400,543
Total Liabilities and Shareholders' Equity / (Deficit)	$ 107,240,711	$ 456,604,166